Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	The Company had following transactions with related parties:
	September 30, 2024	September 30, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited*	$-	$25,777

Interest income
Mahindra & Mahindra Financial Services Limited*	$-	$5,676

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited*	$-	$53,051

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited*	$-	$153

Credit notes against sale of property and equipment
Mahindra First Choice Wheels Ltd *	$-	$3,155
*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and September 30, 2024.
**	During the three months ended September 2024, Ananda Small Business Trust has opted for conversion of the Unsecured promissory note into the common stock of the Company at the agreed conversion price of $300 ($3.00 prior to Reverse Stock Split) per share. As of September 30, 2024, the shares are yet to be issued and hence are classified under the stockholder’s equity as Shares pending issuance. Approximately 6,760 (675,946 prior to Reverse Stock Split) shares will be issued on conversion of the unsecured promissory note.
The Company had following transactions with related parties:
	March 31, 2024	March 31, 2023
Interest expense
Mahindra & Mahindra Financial Services Limited*	$38,203	$64,844

Interest income
Mahindra & Mahindra Financial Services Limited*	11,224	15,804

Parking charges
Yard Management Services Limited*	241,866	-

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited*	119,576	251,700

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited*	153	1,123,384

Proceeds from sale of assets held for sale
Mahindra First Choice Wheels Limited*	(3,144)	3,187,157

Legal Fees
Mahindra First Choice Wheels Limited*	-	668

*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company’s securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.

Schedule of Outstanding Balances with Related Parties	The Company has the following outstanding balances with related parties:
As at	September 30, 2024	March 31, 2024

Convertible promissory note (non-current and current)
Ananda Small Business Trust**	$-	$2,027,840

Payable to Director
Mohan Ananda	$152,435	$152,435

Advance to director (net)
Gregory Bradford Moran	$-	$44,168

	$152,435	$2,224,443
*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and September 30, 2024.
**	During the three months ended September 2024, Ananda Small Business Trust has opted for conversion of the Unsecured promissory note into the common stock of the Company at the agreed conversion price of $300 ($3.00 prior to Reverse Stock Split) per share. As of September 30, 2024, the shares are yet to be issued and hence are classified under the stockholder’s equity as Shares pending issuance. Approximately 6,760 (675,946 prior to Reverse Stock Split) shares will be issued on conversion of the unsecured promissory note.
The Company has the following outstanding balances with related parties:
As at	March 31, 2024	March 31, 2023
Convertible promissory note (non-current and current)
Ananda Small Business Trust	$2,027,840	$-

Payable to Director
Mohan Ananda	152,435	-

Debt (non-current and current maturities)
Mahindra & Mahindra Financial Services Limited*	-	1,054,887

Fixed deposits (including interest accrued)
Mahindra & Mahindra Financial Services Limited*	-	262,117

Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd*	-	15,067

Advance to director (net)
Gregory Bradford Moran	44,168	19,682
	2,224,443	1,351,753
*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company’s securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.